February 13, 2008

VIA EDGAR

The United States Securities
     and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-4644

Subject:                  Nationwide Life and Annuity Insurance Company
Registration of Individual Flexible Premium Adjustable Variable Universal Life Insurance Policies on Form N-6 Offered through
Nationwide VL Separate Account – G

Ladies and Gentlemen:

On behalf of Nationwide Life and Annuity Insurance Company (“Nationwide”) and its Nationwide VL Separate Account – G (the “Variable Account”) we are filing an original registration statement on Form N-6 under Securities Act of 1933 (“1933 Act”) for the purpose of registering Flexible Premium Variable Universal Life Insurance Policies to be offered through the Variable Account.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

A copy of an original power of attorney document authorizing certain persons to execute the registration statement and amendments thereto, on behalf of Nationwide and the Variable Account is attached to as an exhibit to the registration statement.  An original power of attorney is on file with Nationwide.  Nationwide will maintain manually executed copies of the registration statement.

Per our discussion and your direction, the following information is included to aid in your review. The attached registration statement closely follows pending registration statement registration statement #333-146073, filed September 14, 2007,  Accession No. 0001190903-07-000948, and addresses Staff comments received, as applicable, as of the date of this submission.1

The following is a list of items included in registration statement #333-146073 that have been removed from the attached registration statement:

1 Including:
•	response to initial Staff comments dated December 11, 2007 and submitted electronically as correspondence via Edgar on December 12, 2007, Accession No. 0001190903-07-000967.
•	response to follow up Staff comments dated January 18, 2008 and submitted electronically as correspondence via Edgar on January 18, 2008, Accession No. 0001190903-08-000010.

•	The Extended Death Benefit Guarantee Rider will not be offered. The rider description and related text and definitions have been deleted.

In addition, the following items have been revised:

•	The current submission is a convertible registration statement.
•	Policy Continuation Provision terminology has been revised as there is no Extended Death Benefit Guarantee Rider and to fit the contractual structure for this product.
•
Generally, the charges and/or charge structure are different primarily because #333-146073 is a “protection” type product, and the current submission is an “accumulation” type product.  Revisions have been made in the Summary Fee Tables and footnotes, and the Standard Policy Charges section narrative.

•	In addition:
o	Underwriting and Distribution Charge structure. An Appendix D has been created to provide a table of the rates and examples of how the charge is calculated in various scenarios.
o	The Surrender Charge Percentage Table in the Statement of Additional Information has been replaced. Appendix C: Surrender Charge Examples have been revised accordingly.
•	The Enhanced Dollar Cost Averaging language has been deleted. This feature will not be offered with this product.
•
Various language has been revised for annual updates to incorporate Staff comments received throughout the prior year and to reflect comments from annual actuarial, administrative, and legal review.  The Taxes section has been updated for 2008 and various minor language changes made to enhance disclosure and consistent use of terms.

I hope you find this additional information helpful. Should you have any questions, please contact me at (614) 677-8212.

Sincerely,

/s/ STEPHEN M. JACKSON
Stephen M. Jackson
Variable Products Security Counsel
Nationwide Life and Annuity Insurance Company

cc:           Ms. Rebecca Marquigny